Convertible Promissory Notes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Promissory Notes Payable [Abstract]
Summary of Convertible Promissory Notes Payable

	Liabilities	Equity
	RMB’000	RMB’000
Carrying value as of January 1, 2022	10,669,498	5,744,955

Interest accrued at effective interest rate (Note 12)	1,045,611	—
Interest paid	(115,879)	—
Redemption and extension of convertible promissory notes (a)	(7,444,513)	(5,584,770)
Exchange differences	1,009,422	—

Carrying value as of December 31, 2022	5,164,139	160,185

Interest accrued at effective interest rate (Note 12)	448,017	—
Interest paid	(50,900)	—
Exchange differences	89,012	—

Carrying value as of December 31, 2023	5,650,268	160,185

Interest accrued at effective interest rate (Note 12)	486,731	—
Interest paid	(51,180)	—
Exchange differences	88,231	—

Carrying value as of December 31, 2024	6,174,050	160,185

(a)
Following the Fourth Amendment and Supplemental Agreement on December 6, 2022, the carrying values of liability and equity components in relation to original Note were reversed due to extinguishment of original Note and fair value of new Note was recognized, giving rise to an increase of RMB
174 million in financial costs and RMB6,210 million in share premium and a decrease of RMB5,585 million in other reserves.

In consideration of the above redemption and the extension of the maturity date and taking into account the fair market value of the Note determined by the independent valuers, pursuant to the Fourth Amendment and Supplemental Agreement, the Company agreed to pay PAOH and An Ke a total amount of approximately USD
1,071 million (the “Consideration”) together with the unpaid interest accrued on the redeemed notes up to and including the effective date of the Fourth Amendment and Supplemental Agreement. The first tranche payment of the Consideration in the total amount of approximately USD536 million had been paid in December 2022. Additional interests had accrued on the remaining Consideration at a rate of 6.5% per annum, accruing daily from and including the date after the modification date (i.e. December 6, 2022) up to but excluding the date on which the unpaid consideration is paid. The remaining Consideration and additional interests amounting to USD546 million had been paid in March 2023.